Government Grant Liabilities (Tables)	9 Months Ended
Jun. 30, 2024
Government Grant Liabilities [Abstract]
Schedule of Government Grant Liabilities
$
Balance, as at September 30, 2023	1,468,296
Accretion interest expense	198,033
Foreign exchange loss (gain)	(11,734)
Balance, as at June 30, 2024	1,654,595
Current	575,833
Non-current	1,078,762